Property, Equipment and Software, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 90,751	$ 14,241	¥ 53,433	¥ 39,945
Property, equipment and software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 56,400		¥ 53,400	¥ 39,900